Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Commodity Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Class A | Global Real Estate Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class A | Global Listed Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class A | Global Natural Resource Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Class A | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class A | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Class A | S P D R Gold Mini Shares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Shell P L C Netherlands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | I Shares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | T C Energy Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Commodity Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Class C | Global Real Estate Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class C | Global Listed Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class C | Global Natural Resource Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Class C | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class C | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Class C | S P D R Gold Mini Shares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class C | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | Shell P L C Netherlands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | I Shares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | T C Energy Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Commodity Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Class I | Global Real Estate Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class I | Global Listed Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class I | Global Natural Resource Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Class I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class I | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Class I | S P D R Gold Mini Shares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class I | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | Shell P L C Netherlands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | I Shares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | T C Energy Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Commodity Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Class R | Global Real Estate Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class R | Global Listed Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class R | Global Natural Resource Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Class R | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class R | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Class R | S P D R Gold Mini Shares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class R | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class R | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | Shell P L C Netherlands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | I Shares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | T C Energy Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Commodity Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Class Z | Global Real Estate Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class Z | Global Listed Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class Z | Global Natural Resource Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Class Z | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class Z | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class Z | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Z | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Class Z | S P D R Gold Mini Shares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Z | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class Z | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Z | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class Z | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | Shell P L C Netherlands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | I Shares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | T C Energy Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%